Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

15.Subsequent Events

a) On January 30, 2018, the Company paid a dividend of $0.50 per share for its 8.00% Series B Preferred Shares.

b) On January 30, 2018, the Company paid a dividend of $0.55469 per share for its 8.875% Series C Preferred Shares.

c)   On February 28, 2018, the Company paid a dividend of $0.54687 per share for its 8.75% Series D Preferred Shares.

d)On February 28, 2018, the Company paid a dividend of $0.57812 per share for its 9.25% Series E Preferred Shares.

e)  On March 12, 2018, the Company declared a dividend of $0.05 per common share payable on May 10, 2018 to shareholders of record as of May 3, 2018.

f) On March 19, 2018, the Company agreed to sell the VLCC Millennium to a third-party for a net amount of $17,690.

g)  As of April 2, 2018, the Company had raised $0.3 million from the sale of 88,651 common shares from its treasury stock in 2018.